UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Money Market Fund

October 31, 2017

NFS-QTLY-1217
1.809088.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 43.5%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.07% 11/7/17, VRDN (a)(b)	$5,761,000	$5,761,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.06% 11/7/17, VRDN (a)	2,200,000	2,200,000
West Jefferson Indl. Dev. Series 2008, 1.06% 11/7/17, VRDN (a)	3,800,000	3,800,000
		11,761,000
Arkansas - 1.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.07% 11/7/17, VRDN (a)(b)	1,600,000	1,600,000
Series 2002, 1.14% 11/7/17, VRDN (a)(b)	1,600,000	1,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.05% 11/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	24,500,000	24,500,000
		27,700,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.06% 11/7/17, VRDN (a)(b)	1,100,000	1,100,000
Series 2003 B, 1.12% 11/7/17, VRDN (a)(b)	3,700,000	3,700,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 11/7/17, VRDN (a)	500,000	500,000
Series I, 1.05% 11/7/17, VRDN (a)	700,000	700,000
		6,000,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.07% 11/7/17, VRDN (a)(b)	3,200,000	3,200,000
New York - 40.4%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.94% 11/7/17, LOC Wells Fargo Bank NA, VRDN (a)	11,175,000	11,175,000
Monroe County Indl. Dev. Agcy. Rev. (Klein Steel Proj.) 1.32% 11/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,390,000	4,390,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 0.99% 11/7/17, LOC Citibank NA, VRDN (a)(b)	23,500,000	23,500,000
(Granite Terrace Apts. Proj.) Series A, 0.97% 11/7/17, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(Related-Upper East Proj.) Series A, 0.99% 11/7/17, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	57,000,000	57,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (U.S.A. Waste Svcs. Proj.) 0.98% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,200,000	18,200,000
New York City Transitional Fin. Auth. Rev. Series 2003 1A, 0.96% 11/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	13,900,000	13,900,000
New York Hsg. Fin. Agcy. Rev.:
(455 West 37th Street Hsg. Proj.) Series A, 0.98% 11/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	30,400,000	30,400,000
Series 2010 A:
0.97% 11/7/17, LOC Landesbank Hessen-Thuringen, VRDN(a)	2,500,000	2,500,000
0.97% 11/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	38,300,000	38,300,000
Series 2015 A1, 0.96% 11/7/17, LOC Bank of America NA, VRDN (a)	20,000,000	20,000,000
New York Metropolitan Trans. Auth. Rev. Series 2015 E, 0.96% 11/7/17, LOC Bank of The West San Francisco, VRDN (a)	17,735,000	17,735,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C2, 0.94% 11/7/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	33,000,000	33,000,000
Series 2004 C3, 0.99% 11/7/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	22,700,000	22,700,000
Series 2010 A, 0.99% 11/7/17, LOC Bank of Nova Scotia, VRDN (a)(b)	20,200,000	20,200,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 1.32% 11/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,745,000	1,745,000
Westchester County Indl. Agcy. Rev. Series 2001, 1.09% 11/7/17, LOC RBS Citizens NA, VRDN (a)	4,525,000	4,525,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(State Renaissance Court Proj.) Series A, 0.97% 11/7/17, LOC Freddie Mac, VRDN (a)(b)	29,400,000	29,400,000
Series 2011 A, 0.97% 11/7/17, LOC Freddie Mac, VRDN (a)(b)	9,350,000	9,350,000
New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.95% 11/7/17, LOC Freddie Mac, VRDN (a)(b)	25,240,000	25,240,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.98% 11/7/17, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.95% 11/7/17, LOC Freddie Mac, VRDN (a)(b)	17,465,000	17,465,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(89 Murray St. Proj.) Series A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	6,450,000	6,450,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.97% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	2,560,000	2,560,000
(Peter Cintron Apts. Proj.) Series C, 0.97% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	3,440,000	3,440,000
(Villa Avenue Apts. Proj.) Series 2006 A, 0.97% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	5,990,000	5,990,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(255 West 9th Street Proj.) Series 2001 A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	25,400,000	25,400,000
(Brittany Dev. Proj.) Series A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	31,300,000	31,300,000
(Westport Dev. Proj.) Series 2004 A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	35,300,000	35,300,000
Series 2002 A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	5,100,000	5,100,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	26,300,000	26,300,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	27,100,000	27,100,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	35,295,000	35,295,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	67,000,000	67,000,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.96% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	23,200,000	23,200,000
(66 West 38th Street Hsg. Proj.) Series A, 0.97% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 0.98% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	28,500,000	28,500,000
(Chelsea Apts. Proj.) Series 2003 A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	33,900,000	33,900,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.99% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	22,700,000	22,700,000
(Union Square South Proj.) Series 1996 A, 0.95% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(West 23rd Street Hsg. Proj.) Series 2002 A, 0.98% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	25,700,000	25,700,000
(West 38th Street Hsg. Proj.) Series 2002 A, 0.97% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	16,000,000	16,000,000
Series 2008 A, 0.98% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	25,000,000	25,000,000
		912,020,000
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 1991 2, 1% 11/30/17, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 0.97% 11/30/17, VRDN (a)(c)	500,000	500,000
Series 1997 1, 0.97% 11/30/17, VRDN (a)(c)	500,000	500,000
Series 1997 2, 0.97% 11/30/17, VRDN (a)(c)	1,500,000	1,500,000
		8,900,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.14% 11/7/17, VRDN (a)(b)	800,000	800,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.12% 11/7/17, VRDN (a)(b)	4,800,000	4,800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.17% 11/7/17, VRDN (a)(b)	5,400,000	5,400,000
		10,200,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 1.05% 11/7/17, VRDN (a)(b)	800,000	800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $981,381,000)		981,381,000

Tender Option Bond - 24.2%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.12% 11/7/17 (Liquidity Facility Citibank NA) (a)(d)	900,000	900,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,500,000	4,500,000
Montana - 0.4%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,900,000	7,900,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.09% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,100,000	1,100,000
New York - 20.5%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters16 XX1025, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,300,000	8,300,000
Dorm. Auth. New York Univ. Rev. Participating VRDN Series 2017 XG 0114, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,880,000	3,880,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	47,220,000	47,220,000
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 34, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(f)	3,100,000	3,100,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 0.97% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,800,000	2,800,000
Series Floaters XF 05 51, 0.97% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,550,000	6,550,000
Series floaters XF 24 57, 0.97% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,500,000	8,500,000
Series Floaters XM 05 16, 0.97% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,620,000	6,620,000
Series Floaters ZM 05 15, 0.97% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,200,000	4,200,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,600,000	7,600,000
New York City Gen. Oblig.:
Bonds Series Solar 2017 0057, 1.07%, tender 1/18/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,300,000	3,300,000
Participating VRDN:
Series Floaters E86, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	14,165,000	14,165,000
Series Floaters E87, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	12,995,000	12,995,000
Series Floaters E88, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,240,000	2,240,000
Series MS 3324, 0.95% 11/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(d)	6,650,000	6,650,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0128, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,940,000	8,940,000
Series 15 XF0129, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,535,000	23,535,000
Series 16 ZM0161, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,265,000	8,265,000
Series 2015 ZF0207, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000,000	4,000,000
Series 2017 03, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,230,000	6,230,000
Series 2017 ZM 0495, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,000,000	3,000,000
Series EGL 2017 06, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,255,000	4,255,000
Series Floaters 3129, 0.95% 11/7/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	17,850,000	17,850,000
Series Floaters XM 04 36, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series MS 3274 X, 0.94% 11/7/17 (Liquidity Facility Bank of America NA) (a)(d)	7,980,000	7,980,000
Series MS 3362, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series MS 3373, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,980,000	5,980,000
Series ROC II R 11966, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(d)	15,000,000	15,000,000
New York City Transitional Fin. Auth. Participating VRDN:
Series XM 03 03, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,500,000	4,500,000
Series XM 03 57, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series Floaters ZF 02 75, 0.97% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,385,000	2,385,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 2014 XM0029, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,670,000	8,670,000
Series Floaters E99, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	12,195,000	12,195,000
Series MS 3358, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,165,000	5,165,000
Series MS 3399, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,115,000	2,115,000
Series ROC II R 11902, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,200,000	2,200,000
Series ROC II R 11994, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(d)	8,880,000	8,880,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series MS 3275, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,000,000	10,000,000
Series ROC II R 11984, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(d)	7,500,000	7,500,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(f)	11,000,000	11,000,000
Participating VRDN:
Series 16 ZF0421, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,575,000	7,575,000
Series ROC II R 11955, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(d)	9,000,000	9,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Liberty Dev. Corp. Participating VRDN 0.97% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	30,000,000	30,000,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 16 ZM0174, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,045,000	4,045,000
New York State Envir. Facilities Corp. Participating VRDN Series XF 23 44, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,500,000	3,500,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(d)	16,800,000	16,800,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,367,000	3,367,000
New York Trans. Dev. Corp. Participating VRDN:
Series Floaters XF 23 96, 0.99% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,975,000	7,975,000
Series Floaters XX 10 38, 0.99% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,000,000	7,000,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.96% 11/7/17 (Liquidity Facility Bank of America NA) (a)(d)	4,300,000	4,300,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series RBC 16 ZM 0138, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,500,000	3,500,000
Series ROC II R11934, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(d)	9,450,000	9,450,000
Series XF 05 36, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,500,000	1,500,000
Triborough Bridge and Tunnel Auth. Participating VRDN Series XM 03 41, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000,000	3,000,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,700,000	6,700,000
Series Floaters ZM 04 62, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,100,000	3,100,000
Westchester County Loc Dev. Co. Participating VRDN Series Floaters XF 24 81, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,460,000	1,460,000
		461,987,000
New York And New Jersey - 3.0%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,250,000	5,250,000
Series 16 XM0211, 1% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,700,000	3,700,000
Series 16 ZF0326, 1% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,415,000	5,415,000
Series 16 ZF0367, 1% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	985,000	985,000
Series 16 ZM0160, 0.97% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	7,700,000	7,700,000
Series Floaters XF 24 88, 0.97% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	1,700,000	1,700,000
Series Floaters YX 10 34, 1% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	1,600,000	1,600,000
Series Floaters ZF 02 69, 1.02% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,200,000	2,200,000
Series MS 15 ZM0099, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,100,000	1,100,000
Series MS 3249, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series MS 3321, 0.95% 11/7/17 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)	2,000,000	2,000,000
Series Putters 15 XM013, 1% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,500,000	6,500,000
Series ROC 14086, 0.98% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	4,100,000	4,100,000
Series ROC II R 11715, 0.98% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	11,250,000	11,250,000
Series XG 00 37, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	9,600,000	9,600,000
		66,600,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,500,000	1,500,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,200,000	1,200,000
		2,700,000
TOTAL TENDER OPTION BOND
(Cost $545,687,000)		545,687,000

Other Municipal Security - 29.8%
Georgia - 0.2%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.02%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	4,130,000	4,130,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.15% tender 11/14/17, CP mode	1,400,000	1,400,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
( New England Pwr. Co. Proj.) Series B, 1.15% tender 11/9/17, CP mode	1,800,000	1,800,000
(New England Pwr. Co. Proj.):
Series 1992, 1.03% tender 11/20/17, CP mode	4,700,000	4,700,000
Series 1993 A, 1.03% tender 12/1/17, CP mode	1,700,000	1,700,000
		8,200,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.05% tender 12/4/17, CP mode	3,300,000	3,300,000
Series 1990 A:
1.08% tender 11/27/17, CP mode (b)	5,800,000	5,800,000
1.08% tender 12/1/17, CP mode (b)	2,000,000	2,000,000
Series A1, 1.09% tender 11/1/17, CP mode (b)	5,000,000	5,000,000
		16,100,000
New York - 23.2%
Albany City School District BAN Series 2017 C, 2.25% 8/3/18	16,353,840	16,481,613
Amherst Gen. Oblig. BAN Series 2016, 2.5% 11/9/17	21,900,000	21,906,856
Amityville Union Free School District TAN Series 2017, 2.25% 6/22/18	7,300,000	7,353,251
Babylon Union Free School District TAN Series 2017, 2.25% 6/22/18	4,700,000	4,734,285
Bay Shore Union Free School District TAN Series 2017, 2% 6/22/18	13,400,000	13,485,977
Bayport-Blue Point Union Free School District BAN Series 2017, 2.25% 10/5/18	9,000,000	9,097,261
Bedford Central School District BAN Series 2017, 2.25% 7/13/18	11,738,867	11,824,954
Brewster Central School District BAN Series 2017:
2.25% 7/13/18	13,900,000	14,006,111
2.5% 7/13/18	13,700,000	13,826,226
Burnt Hills Ballston Lake NY BAN Series 2017, 2.5% 6/22/18	9,737,871	9,830,945
Central Islip Union Free School District TAN Series 2017, 2% 6/27/18 (g)	6,000,000	6,033,840
City of Kingston BAN Series B, 1.5% 3/23/18 (g)	6,583,447	6,594,244
Clarence Central School District BAN Series 2017 A, 2.5% 6/28/18	10,300,000	10,390,661
Connetquot Central School District:
BAN Series 2017, 2.25% 8/30/18	2,300,000	2,321,634
TAN Series 2017, 2% 6/27/18	20,200,000	20,330,652
Deer Park Union Free School District TAN Series 2017, 2% 6/27/18	12,800,000	12,883,697
East Hampton Union Free School District TAN Series 2017, 2% 6/27/18 (g)	9,300,000	9,351,615
Elwood Union Free School District TAN Series 2017, 2% 6/22/18	7,400,000	7,447,463
Harborfields Central School District Greenlawn BAN Series 2016, 2.3% 9/6/18	2,500,000	2,523,957
Hauppauge Union Free School District TAN 2% 6/22/18	6,685,000	6,721,366
Highland Cent School District BAN Series 2017, 2.25% 7/20/18	7,300,000	7,354,653
Huntington Union Free School District TAN Series 2017, 2% 6/22/18	12,000,000	12,071,531
Islip Union Free School District TAN Series 2017, 2% 6/22/18	12,700,000	12,774,500
Jefferson County BAN Series 2017, 2.5% 11/1/18	4,400,000	4,456,056
Jericho Union Free School District TAN Series 2017, 2% 6/22/18	3,700,000	3,722,796
Lindenhurst Unified Free School District TAN Series 2017, 2% 6/27/18	14,000,000	14,081,522
Liverpool Central School District Gen. Oblig. BAN Series 2017, 2.25% 6/28/18	13,045,000	13,137,849
Longwood Central School District TAN Series 2017, 2% 6/22/18	9,100,000	9,158,971
Middletown City School District BAN Series 2017 A, 2% 6/21/18	10,300,000	10,354,983
New Windsor N Y BAN 2.25% 3/29/18	9,175,000	9,211,347
New York City Trust For Cultural Bonds:
Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 0.96%, tender 4/9/18 (a)(f)	24,800,000	24,800,000
Series 2014 B2, SIFMA Municipal Swap Index + 0.040% 0.96%, tender 7/6/18 (a)(f)	7,300,000	7,300,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2002 B, 1.67% 11/1/17 (a)	14,000,000	14,000,000
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5.25% 1/1/18	28,240,000	28,432,780
Series 2010 A2, 5% 1/1/18	18,975,000	19,096,704
Patchogue Medford Union Free School District TAN Series 2017, 2% 6/22/18	21,800,000	21,934,309
Riverhead Central School District BAN Series 2017, 2.25% 9/14/18	2,290,000	2,313,807
Rochester Gen. Oblig. BAN Series 2017 II, 2.25% 3/13/18	3,000,000	3,012,885
Rockville Ctr. Union Free School District TAN Series 2017, 2% 6/22/18	7,700,000	7,749,383
Sachem Central School District of Holbrook TAN Series 2017, 2% 6/28/18	23,200,000	23,351,111
Sag Hbr. Union Free School District TAN Series 2017, 2.25% 6/21/18 (g)	8,600,000	8,661,920
Scotia Glenville Central School District BAN Series 2017, 2.25% 6/29/18	10,300,000	10,369,539
Smithtown Central School District TAN Series 2017, 2% 6/28/18	22,800,000	22,941,722
Southampton Union Free School District TAN Series 2017, 2% 6/29/18	11,700,000	11,771,687
Tonawanda Town BAN Series 2017, 2% 8/30/18	12,300,000	12,391,191
West Seneca BAN Series 2017 B, 2.25% 7/26/18	776,170	782,635
Westhampton Beach Union Free School District TAN Series 2017, 2% 6/27/18	1,250,000	1,258,093
		523,638,582
New York And New Jersey - 5.0%
Port Auth. of New York & New Jersey:
Bonds Series 197, 4% 11/15/17 (b)	14,100,000	14,116,101
Series A:
0.87% 12/7/17, CP (b)	11,000,000	11,000,000
0.87% 12/12/17, CP (b)	10,065,000	10,065,000
0.89% 11/16/17, CP (b)	3,430,000	3,430,000
0.91% 11/2/17, CP (b)	1,790,000	1,790,000
0.91% 11/7/17, CP (b)	20,050,000	20,050,000
0.93% 12/20/17, CP (b)	20,510,000	20,510,000
1% 1/18/18, CP (b)	19,290,000	19,290,000
Series B:
0.87% 11/16/17, CP	4,100,000	4,100,000
0.93% 11/1/17, CP	6,915,000	6,915,000
0.93% 11/9/17, CP	1,600,000	1,600,000
		112,866,101
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.15% tender 12/1/17, CP mode (b)	3,000,000	3,000,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 12/1/17, CP mode (b)	2,400,000	2,400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $671,734,683)		671,734,683
	Shares	Value

Investment Company - 3.8%
Fidelity Municipal Cash Central Fund, 0.98% (h)(i)
(Cost $85,570,907)	85,565,342	$85,570,907
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,284,373,590)		2,284,373,590
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(28,743,271)
NET ASSETS - 100%		$2,255,630,319

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,900,000 or 0.9% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,200,000 or 0.7% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New York Dorm. Auth. Revs. Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$11,000,000
Port Auth. of New York & New Jersey Series 1991 2, 1% 11/30/17, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 0.97% 11/30/17, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.97% 11/30/17, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.97% 11/30/17, VRDN	7/8/13 - 8/9/16	$1,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$819,440
Total	$819,440

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New York AMT Tax-Free Money Market Fund

October 31, 2017

SNM-QTLY-1217
1.809073.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 18.6%
	Principal Amount	Value
Alabama - 0.3%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.06% 11/7/17, VRDN (a)	$2,000,000	$2,000,000
West Jefferson Indl. Dev. Series 2008, 1.06% 11/7/17, VRDN (a)	1,800,000	1,800,000
		3,800,000
Arizona - 0.3%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.02% 11/7/17, VRDN (a)	3,950,000	3,950,000
Connecticut - 0.6%
Connecticut Gen. Oblig. Series 2016 C, 1.02% 11/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	7,200,000	7,200,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.05% 11/7/17, VRDN (a)	300,000	300,000
Georgia - 0.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.98% 11/1/17, VRDN (a)	5,000,000	5,000,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.98% 11/1/17, VRDN (a)	1,000,000	1,000,000
		6,000,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 11/7/17, VRDN (a)	500,000	500,000
Series I, 1.05% 11/7/17, VRDN (a)	200,000	200,000
		700,000
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.02% 11/7/17, VRDN (a)	4,100,000	4,100,000
Series 2010 B1, 1.01% 11/7/17, VRDN (a)	4,600,000	4,600,000
		8,700,000
New York - 15.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 1.01% 11/7/17, LOC Bank of America NA, VRDN (a)	1,305,000	1,305,000
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.96% 11/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,955,000	4,955,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.95% 11/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	5,295,000	5,295,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.94% 11/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,600,000	5,600,000
New York City Gen. Oblig. Series 2015 F4, 0.94% 11/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	20,000,000	20,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2016 CC, 0.95% 11/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	4,070,000	4,070,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 0.96% 11/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,870,000	6,870,000
Series 2013 C5, 0.9% 11/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	18,300,000	18,300,000
New York Hsg. Fin. Agcy. Rev.:
Series 2010 A:
0.97% 11/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,500,000	4,500,000
0.97% 11/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,915,000	20,915,000
Series 2013 A2, 0.96% 11/7/17, LOC Bank of America NA, VRDN (a)	12,700,000	12,700,000
Series 2015 A1:
0.88% 11/7/17, LOC Bank of New York, New York, VRDN (a)	11,500,000	11,500,000
0.96% 11/7/17, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
New York Metropolitan Trans. Auth. Rev.:
Series 2012 G2, 0.9% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	9,800,000	9,800,000
Series 2015 E, 0.96% 11/7/17, LOC Bank of The West San Francisco, VRDN (a)	3,975,000	3,975,000
Westchester County Indl. Agcy. Rev. Series 2001, 1.09% 11/7/17, LOC RBS Citizens NA, VRDN (a)	905,000	905,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Bruckner by the Bridge Proj.) Series 2008 A, 0.95% 11/7/17, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.94% 11/7/17, LOC Freddie Mac, VRDN (a)	4,670,000	4,670,000
New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.88% 11/7/17, LOC Freddie Mac, VRDN (a)	3,265,000	3,265,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 0.93% 11/7/17, LOC Fannie Mae, VRDN (a)	25,000,000	25,000,000
		177,625,000
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 1997 1, 0.97% 11/30/17, VRDN (a)(b)	2,500,000	2,500,000
Series 1997 2, 0.97% 11/30/17, VRDN (a)(b)	3,800,000	3,800,000
		6,300,000
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 1.2% 11/7/17, LOC Bank of America NA, VRDN (a)	2,625,000	2,625,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $217,200,000)		217,200,000

Tender Option Bond - 42.8%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.08% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	795,000	795,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.12% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	300,000	300,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.98% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
		500,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	2,000,000	2,000,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	800,000	800,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	3,500,000	3,500,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.99% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	245,000	245,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.09% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
New York - 40.5%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters16 XX1025, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600,000	1,600,000
City of New York Gen. Oblig. Bonds Participating VRDN Series XM 03 53, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,700,000	10,700,000
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 34, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,300,000	1,300,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 0.97% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,200,000	1,200,000
Series Floaters XF 05 51, 0.97% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,700,000	2,700,000
Series floaters XF 24 57, 0.97% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,500,000	3,500,000
Series Floaters XF 24 80, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,200,000	5,200,000
Series Floaters XM 05 16, 0.97% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,800,000	2,800,000
Series Floaters ZM 05 15, 0.97% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,800,000	1,800,000
JPMorgan Chase Participating VRDN Series Putters 5012, 0.96% 11/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,500,000	11,500,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,400,000	2,400,000
New York City Gen. Oblig.:
Bonds Series Solar 2017 0057, 1.07%, tender 1/18/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,610,000	1,610,000
Participating VRDN:
Series 15 XF0092, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,175,000	14,175,000
Series 15 ZF0197, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series 15 ZF0201, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,435,000	3,435,000
Series 2015 ZF0206, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
Series BC 13 19U, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,175,000	5,175,000
Series Floaters E88, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	13,590,000	13,590,000
Series Floaters XF 05 52, 0.94% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,825,000	4,825,000
Series Floaters XG 01 53, 0.94% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,265,000	2,265,000
Series Floaters XM 05 26, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,370,000	10,370,000
Series MS 3361, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series ROC II R 14045, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	31,750,000	31,750,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series ZF 23 15, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,950,000	11,950,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	895,000	895,000
Series 15 XF0129, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700,000	1,700,000
Series 16 ZF0449, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,055,000	7,055,000
Series 2017 03, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,100,000	2,100,000
Series EGL 2017 06, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,400,000	1,400,000
Series Floaters 3129, 0.95% 11/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,900,000	2,900,000
Series MS 00 3387, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series MS 3373, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,705,000	4,705,000
Series XG 0112, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,800,000	2,800,000
Series XM 03 56, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series XX 1046, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,775,000	7,775,000
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters 16 ZF0515, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,250,000	1,250,000
Series Floaters XM 03 70, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series XF 23 18, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,300,000	9,300,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series Floaters XF 05 61, 0.94% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,060,000	2,060,000
Series MS 3414, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XM0086, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500,000	4,500,000
Series 16 XF0396, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Series 2014 XM0029, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900,000	3,900,000
Series 2015 ZF0185, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,250,000	6,250,000
Series Floaters E99, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800,000	5,800,000
Series Floaters XF 05 66, 0.94% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
Series Floaters XM 04 22, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,650,000	10,650,000
Series Floaters XM 04 38, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Series Floaters XM 04 39, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,240,000	3,240,000
Series Floaters XM 04 60, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series Floaters ZM 05 44, 0.94% 11/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,225,000	2,225,000
Series MS 3360, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,130,000	3,130,000
Series MS 3393, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,890,000	2,890,000
Series ROC II R 14082, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,580,000	12,580,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,800,000	9,800,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.94% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	19,650,000	19,650,000
Series 16 ZF0423, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,330,000	1,330,000
Series 2014 XF 0012, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600,000	6,600,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	1,700,000	1,700,000
Participating VRDN:
ROC II R 11944, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	17,550,000	17,550,000
Series 16 ZF0421, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200,000	1,200,000
Series ROC II R 11735, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,395,000	10,395,000
Series ROC II R 11943, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,580,000	5,580,000
Series ROC II R 11975, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,590,000	7,590,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,100,000
Series 16 XM0215, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,455,000	4,455,000
Series Floaters ZF 05 07, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,930,000	1,930,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,560,000	9,560,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.94% 11/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,880,000	7,880,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0139, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,340,000	3,340,000
Series 16 ZM0174, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	600,000	600,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	633,000	633,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,080,000	8,080,000
NY Util. Debt Securitization Auth. Participating VRDN Series Floaters ZF 05 10, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335,000	3,335,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.96% 11/7/17 (Liquidity Facility Bank of America NA) (a)(c)	700,000	700,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,605,000	7,605,000
Series 16 XL0003, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,950,000	9,950,000
Series MS 3083, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,975,000	6,975,000
Series XF 0289, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,300,000	18,300,000
Series XF 23 99, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,495,000	2,495,000
Series XM 04 76, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,195,000	6,195,000
Triborough Bridge and Tunnel Auth. Participating VRDN Series XM 03 40, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,800,000	5,800,000
Util. Debt Securitization Auth. Participating VRDN:
Series Floaters ZM 04 56, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series Floaters ZM 04 62, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	900,000	900,000
Westchester County Loc Dev. Co. Participating VRDN Series Floaters XF 24 81, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	700,000	700,000
		473,828,000
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,100,000	1,100,000
Series Floaters XF 05 62, 0.94% 11/7/17 (Liquidity Facility Bank of America NA) (a)(c)	1,970,000	1,970,000
Series Floaters XF 05 65, 0.94% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,940,000	2,940,000
Series Floaters XM 05 05, 0.95% 11/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,200,000	7,200,000
Series Floaters XX 10 68, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,335,000	3,335,000
Series Floaters ZM 04 10, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
		17,845,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	795,000	795,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	400,000	400,000
		1,195,000
TOTAL TENDER OPTION BOND
(Cost $500,908,000)		500,908,000

Other Municipal Security - 27.4%
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.02%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,145,000	2,145,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.02%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,275,000	4,275,000
		6,420,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.15% tender 11/14/17, CP mode	700,000	700,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
( New England Pwr. Co. Proj.) Series B, 1.15% tender 11/9/17, CP mode	900,000	900,000
(New England Pwr. Co. Proj.) Series 1992:
1.03% tender 11/20/17, CP mode	2,300,000	2,300,000
1.03% tender 12/1/17, CP mode	900,000	900,000
		4,100,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.05% tender 12/4/17, CP mode	1,700,000	1,700,000
New York - 24.4%
Albany City School District BAN Series 2017 C, 2.25% 8/3/18	7,500,000	7,558,598
Amherst Gen. Oblig. BAN Series 2016, 2.5% 11/9/17	10,976,262	10,979,698
Amityville Union Free School District TAN Series 2017, 2.25% 6/22/18	3,700,000	3,726,990
Babylon Union Free School District TAN Series 2017, 2.25% 6/22/18	2,300,000	2,316,778
Bay Shore Union Free School District TAN Series 2017, 2% 6/22/18	6,600,000	6,642,347
Bayport-Blue Point Union Free School District:
BAN Series 2017, 2.25% 10/5/18	4,465,000	4,513,252
TAN Series 2017, 2% 6/27/18	3,900,000	3,925,801
Bedford Central School District BAN Series 2017, 2.25% 7/13/18	4,500,000	4,533,100
Brewster Central School District BAN Series 2017:
2.25% 7/13/18	6,100,000	6,146,567
2.5% 7/13/18	5,970,358	6,025,366
Burnt Hills Ballston Lake NY BAN Series 2017, 2.5% 6/22/18	4,800,000	4,845,878
Central Islip Union Free School District TAN Series 2017, 2% 6/27/18 (f)	3,000,000	3,016,920
City of Kingston BAN Series B, 1.5% 3/23/18 (f)	3,300,000	3,305,412
Clarence Central School District BAN Series 2017 A, 2.5% 6/28/18	4,480,000	4,519,433
Connetquot Central School District:
BAN Series 2017, 2.25% 8/30/18	1,200,000	1,211,287
TAN Series 2017, 2% 6/27/18	9,800,000	9,863,385
Deer Park Union Free School District TAN Series 2017, 2% 6/27/18	6,200,000	6,240,541
East Hampton Union Free School District TAN Series 2017, 2% 6/27/18 (f)	4,700,000	4,726,085
Elwood Union Free School District TAN Series 2017, 2% 6/22/18	3,600,000	3,623,090
Harborfields Central School District Greenlawn BAN Series 2016, 2.3% 9/6/18	1,300,000	1,312,458
Hauppauge Union Free School District TAN 2% 6/22/18	3,400,000	3,418,496
Highland Cent School District BAN Series 2017, 2.25% 7/20/18	3,200,000	3,223,958
Huntington Union Free School District TAN Series 2017, 2% 6/22/18	6,000,000	6,035,766
Islip Union Free School District TAN Series 2017, 2% 6/22/18	6,300,000	6,336,957
Jefferson County BAN Series 2017, 2.5% 11/1/18	2,240,000	2,268,538
Jericho Union Free School District TAN Series 2017, 2% 6/22/18	1,800,000	1,811,090
Lindenhurst Unified Free School District TAN Series 2017, 2% 6/27/18	7,000,000	7,040,761
Liverpool Central School District Gen. Oblig. BAN Series 2017, 2.25% 6/28/18	5,600,000	5,639,859
Longwood Central School District TAN Series 2017, 2% 6/22/18	4,400,000	4,428,513
Middletown City School District BAN Series 2017 A, 2% 6/21/18	4,800,000	4,825,623
New Windsor N Y BAN 2.25% 3/29/18	3,200,000	3,212,677
New York City Trust For Cultural Bonds:
Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 0.96%, tender 4/9/18 (a)(d)	11,400,000	11,400,000
Series 2014 B2, SIFMA Municipal Swap Index + 0.040% 0.96%, tender 7/6/18 (a)(d)	3,700,000	3,700,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2002 B, 1.67% 11/1/17 (a)	4,000,000	4,000,000
New York Pwr. Auth. Series 2, 0.96% 12/13/17, CP	36,000,000	36,000,000
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5.25% 1/1/18	7,900,000	7,953,929
Series 2010 A2, 5% 1/1/18	5,300,000	5,333,994
Patchogue Medford Union Free School District TAN Series 2017, 2% 6/22/18	10,700,000	10,765,922
Riverhead Central School District BAN Series 2017, 2.25% 9/14/18	1,100,000	1,111,435
Rockville Ctr. Union Free School District TAN Series 2017, 2% 6/22/18	3,800,000	3,824,371
Sachem Central School District of Holbrook TAN Series 2017, 2% 6/28/18	11,400,000	11,474,253
Sag Hbr. Union Free School District TAN Series 2017, 2.25% 6/21/18 (f)	4,400,000	4,431,680
Scotia Glenville Central School District BAN Series 2017, 2.25% 6/29/18	4,784,550	4,816,852
Smithtown Central School District TAN Series 2017, 2% 6/28/18	11,400,000	11,470,861
Southampton Union Free School District TAN Series 2017, 2% 6/29/18	5,800,000	5,835,537
Syosset Central School District TAN Series 2017, 2% 6/27/18	500,000	502,907
Tonawanda Town BAN Series 2017, 2% 8/30/18	6,182,506	6,228,316
West Seneca BAN Series 2017 B, 2.25% 7/26/18	400,000	403,332
Westchester County Gen. Oblig. BAN Series 2016 A, 2% 12/15/17	8,500,000	8,508,505
		285,037,118
New York And New Jersey - 2.0%
Port Auth. of New York & New Jersey:
Series B:
0.87% 11/16/17, CP	2,000,000	2,000,000
0.93% 11/1/17, CP	3,300,000	3,300,000
0.93% 11/9/17, CP	700,000	700,000
0.98% 1/11/18, CP	4,700,000	4,700,000
Series, 0.98% 1/24/18, CP	12,210,000	12,210,000
		22,910,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $320,867,118)		320,867,118
	Shares	Value

Investment Company - 11.2%
Fidelity Tax-Free Cash Central Fund, 0.94% (g)(h)	131,604,887	131,614,353
(Cost $131,614,353)
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,170,589,471)		1,170,589,471
NET OTHER ASSETS (LIABILITIES) - 0.0%		(115,460)
NET ASSETS - 100%		$1,170,474,011

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,795,000 or 0.8% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,695,000 or 0.6% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.08% 12/12/17 (Liquidity Facility Barclays Bank PLC)	10/5/17	$795,000
New York Dorm. Auth. Revs. Bonds Series WF 113C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$1,700,000
Port Auth. of New York & New Jersey Series 1997 1, 0.97% 11/30/17, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.97% 11/30/17, VRDN	1/3/13 - 9/12/14	$3,800,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$532,725
Total	$532,725

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017